Income Tax Expenses - Schedule of Components of Income Tax Provision (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Components of Income Tax Provision [Abstract]
Current income tax expense	$ 35,638	$ 77,393
Deferred income tax expense		30,384
Total income tax expenses	$ 35,638	$ 107,777